AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON JULY 1, 2002


                                                              FILE NOS. 2-90518
                                                                       811-4006

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON D.C. 20549


                                   FORM N-1A

                             REGISTRATION STATEMENT
                                     UNDER
                           THE SECURITIES ACT OF 1933
                        POST-EFFECTIVE AMENDMENT NO. 50

                                      AND

                  REGISTRATION STATEMENT UNDER THE INVESTMENT
                              COMPANY ACT OF 1940
                                AMENDMENT NO. 51

                               CITIFUNDS TRUST I*
               (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

                   125 BROAD STREET, NEW YORK, NEW YORK 10004
                    (ADDRESS OF PRINCIPAL EXECUTIVE OFFICES)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (800) 451-2010

                               ROBERT I. FRENKEL
                            300 First Stamford Place
                                   4th Floor
                               Stamford, CT 06902
                    (NAME AND ADDRESS OF AGENT FOR SERVICE)

                                    COPY TO:
                                ROGER P. JOSEPH
                   BINGHAM MCCUTCHEN LLP, 150 FEDERAL STREET
                          BOSTON, MASSACHUSETTS 02110



It is proposed that this filing will become effective in 60 days pursuant to paragraph (a) of Rule 485.

----------------------------
* This filing relates only to Salomon Brothers All Cap Growth Fund and Salomon Brothers Emerging Growth Fund. Salomon Brothers Large Cap Core Equity Fund and Salomon Brothers All Cap Value Fund are series of Salomon Brothers Series Fund Inc., a different registrant.

                                Explanatory Note

     Part A (the Prospectus) and Part B (the Statement of Additional Information) filed by the Registrant in Post-Effective Amendment No. 45 to the Registration Statement on Form N-1A under the Securities Act of 1933 (File No. 2-90518) and Amendment No. 46 to the Registration Statement on Form N-1A under the Investment Company Act of 1940 (File No. 811-04006) pursuant to Rule 485(a) on July 3, 2001 (Accession No. 0000950117-01-500683) are herein incorporated by reference. This filing is being made pursuant to Rule 485(a)(1) under the Securities Act of 1933 to extend the effectiveness of the Registration Statement until August 30, 2002.

                                     PART C

ITEM 23. EXHIBITS.

------------------------ ----------- --------------------------------------------------------------------
********                 a(1)        Amended and Restated Declaration of Trust of the Registrant

------------------------ ----------- --------------------------------------------------------------------
********                 b(1)        Amended and Restated By-Laws of the Registrant

------------------------ ----------- --------------------------------------------------------------------
'D'                      d(1)        Form of Management Agreement between the Registrant and
                                     Salomon Brothers Asset Management Inc. ('SBAM'), as manager

------------------------ ----------- --------------------------------------------------------------------
******                   e(1)        Form of Distribution Agreement between the Registrant and
                                     Salomon Smith Barney, Inc. (the 'Distributor'), as
                                     distributor

------------------------ ----------- --------------------------------------------------------------------
*                        g(1)        Custodian Contract between the Registrant and State Street
                                     Bank and Trust Company ('State Street'), as custodian

------------------------ ----------- --------------------------------------------------------------------
'D'                      g(2)        Form of Letter Agreement adding the Funds to the Custodian
                                     Contract between the Registrant and State Street

------------------------ ----------- --------------------------------------------------------------------
******                   h(1)        Transfer Agency Agreement with Citi Fiduciary Trust Company, as transfer agent

------------------------ ----------- --------------------------------------------------------------------
******                   h(2)        Form of Letter Agreement adding the Funds to the Transfer
                                     Agency and Servicing Agreement with Citi Fiduciary Trust
                                     Company, as transfer agent

------------------------ ----------- --------------------------------------------------------------------
'D'                      i           Opinion and consent of counsel

------------------------ ----------- --------------------------------------------------------------------
'D'                      m           Form of Service Plan of the Registrant

------------------------ ----------- --------------------------------------------------------------------
***                      o           Multiple Class Plan of the Registrant

------------------------ ----------- --------------------------------------------------------------------
*****                    p(1)        Code of Ethics for the Registrant and SBAM

------------------------ ----------- ---------------------------------------------------------------------
***** and                p(2)        Code of Ethics for Distributor
*******
------------------------ ----------- ---------------------------------------------------------------------
**,****                  q(1)        Powers of Attorney for the Registrant

------------------------ ----------- ---------------------------------------------------------------------


-------------------
*        Incorporated herein by reference to Post-Effective Amendment No.
         26 to the Registrant's Registration Statement on Form N-1A (File No. 2-90518) as filed with the Securities and Exchange Commission on December 30, 1997.

** Incorporated herein by reference to Post-Effective Amendment No. 27 to the Registrant's Registration Statement on Form N-1A (File No. 2-90518) as filed with the Securities and Exchange Commission on February 24, 1998.

*** Incorporated herein by reference to Post-Effective Amendment No. 31 to the Registrant's Registration Statement on Form N-1A (File No. 2-90518) as filed with the Securities and Exchange Commission on February 12, 1999.

**** Incorporated herein by reference to Post-Effective Amendment No. 35 to the Registrant's Registration Statement on Form N-1A (File No. 2-90518) as filed with the Securities and Exchange Commission on April 16, 1999.

***** Incorporated herein by reference to Post-Effective Amendment No. 39 to the Registrant's Registration Statement on Form N-1A (File

         No. 2-90518) as filed with the Securities and Exchange Commission on June 2, 2000.

****** Incorporated herein by reference to Post-Effective Amendment No. 40 to the Registrant's Registration Statement on Form N-1A (File No. 2-90518) as filed with the Securities and Exchange Commission on June 16, 2000.

******* Incorporated herein by reference to Post-Effective Amendment No. 42 to the Registrant's Registration Statement on Form N-1A (File No. 2-90518) as filed with the Securities and Exchange Commission on September 11, 2000.

******** Incorporated herein by reference to Post-Effective Amendment No.
         47 to the Registrant's Registration Statement on Form N-1A (File No. 2-90518) as filed with the Securities and Exchange Commission on December 5, 2001.

'D'      To be filed by amendment.

ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT.

     Not applicable.

ITEM 25. INDEMNIFICATION.

     Reference is hereby made to (a) Article V of the Registrant's Declaration of Trust, filed as an Exhibit to Post-Effective Amendment No. 47 to its Registration Statement on Form N-1A; (b) Section 6 of the Distribution Agreements between the Registrant and Salomon Smith Barney, Inc. filed as Exhibits to Post-Effective Amendment No. 40 to its Registration Statement on Form N-1A; and (c) the undertaking of the Registrant regarding indemnification set forth in its Registration Statement on Form N-1A.

     The Trustees and officers of the Registrant and the personnel of the Registrant's administrator are insured under an errors and omissions liability insurance policy. The Registrant and its officers are also insured under the fidelity bond required by Rule 17g-1 under the Investment Company Act of 1940.

ITEM 26. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER.

     The list required by this Item 26 of officers and directors of SBAM, SBAM Limited and SBAM AP together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedules A and D of their respective FORM ADV filed by SBAM, SBAM Limited and SBAM AP, respectively, pursuant to the Advisers Act (SEC File Nos. 801-32046, 801-43335 and 801-51393, respectively).

Item 27. Principal Underwriters.

     (a) Salomon Smith Barney Inc., the Registrant's distributor, is the distributor for Smith Barney Trust II, Citi Cash Reserves, Citi U.S. Treasury Reserves, Citi Tax Free Reserves, Citi California Tax Free Reserves, Citi Connecticut Tax Free Reserves, Citi New York Tax Free Reserves, Citi Premium Liquid Reserves, Citi Premium U.S. Treasury Reserves, Citi Institutional Liquid Reserves, Citi Institutional U.S. Treasury Reserves, Citi Institutional Tax Free Reserves, and Citi Institutional Cash Reserves. Salomon Smith Barney Inc. is the placement agent for Institutional Portfolio, U.S. Treasury Reserves Portfolio, Tax Free Reserves Portfolio and Cash Reserves Portfolio.

     Salomon Smith Barney Inc. is also the distributor for the following funds:
Salomon Brothers New York Tax Free Income Fund, Salomon Brothers National Tax Free Income Fund, Salomon Brothers California Tax Free Income Fund, Smith Barney Mid Cap Fund, Smith Barney Diversified Large Cap Growth Fund, Smith Barney Small Cap Growth Opportunities Fund, Smith Barney Small Cap Growth Opportunities Portfolio, Smith Barney Investment Series, Consulting Group Capital Markets Funds, Greenwich St. California Municipal Fund Inc., High Income Opportunity Fund Inc., Intermediate Municipal Fund, Inc., Smith Barney Small Cap Core Fund, Inc., Smith Barney Investment Trust, The Italy Fund Inc., Managed High Income Portfolio Inc., Managed Municipals Portfolio Inc., Managed Municipals Portfolio II Inc., Municipal High Income Fund Inc., Travelers Corporate Loan Fund Inc., Zenix Income Fund Inc., Salomon Brothers Capital Fund Inc., Salomon Brothers Investors Value Fund Inc., Salomon Brothers Fund, Salomon Brothers Institutional Series Fund Inc., Salomon Brothers Series Funds Inc., Salomon Brothers Variable Series Funds Inc., The Humane Equity Fund Inc., Salomon Brothers Opportunity Fund, Salomon Brothers 2008 Worldwide Income Fund, Salomon Brothers High Income Fund, Salomon Brothers High Income Fund II, The Emerging Markets Income Fund Inc., The Emerging Markets Income Fund II Inc., The Emerging Floating Rate Fund Inc., Global Partners Income Fund Inc., Municipal Partners Fund Inc., Municipal Partners Fund II Inc., Greenwich Street Series Fund, Smith Barney Adjustable Rate Government Income Fund, Smith Barney Aggressive Growth Fund Inc., Smith Barney Appreciation Fund Inc., Smith Barney Arizona Municipals Fund Inc., Smith Barney California Municipals Fund Inc., Smith Barney Allocation Series Inc., Smith Barney Equity Funds, Smith Barney Fundamental Value Fund Inc., Smith Barney Funds, Inc., Smith Barney Income Funds, Smith Barney Institutional Cash Management Fund, Inc., Smith Barney Investment Funds, Inc., Smith Barney Managed Governments Fund Inc., Smith Barney Managed Municipals Fund Inc., Smith Barney Massachusetts Municipals Fund, Smith Barney Money Funds, Inc., Smith Barney Muni Funds, Smith Barney Municipal Money Market Fund, Inc., Smith Barney New Jersey Municipals Fund Inc., Smith Barney Oregon Municipals Fund Inc., Smith Barney Principal Return Fund, Smith Barney Sector Series Inc., Smith Barney Small Cap Blend Fund, Inc., Smith Barney Telecommunications Trust, Smith Barney Variable Account Funds, Smith Barney World Funds, Inc., Travelers Series Fund Inc., the Centurion Funds, Inc. and various series of unit investment trusts.

     (b) The information required by this Item 27 with respect to each director, officer and partner of Salomon Smith Barney Inc. is incorporated by reference to Schedule A of Form BD filed by Salomon Smith Barney Inc. pursuant to the Securities Exchange Act of 1934 (SEC File No. 812-8510).

     (c) Not applicable.

ITEM 28. LOCATION OF ACCOUNTS AND RECORDS.

     The accounts and records of the Registrant are located, in whole or in part, at the office of the Registrant and the following locations:


------------------------------------------------- ---------------------------
NAME                                               ADDRESS
------------------------------------------------- ---------------------------

------------------------------------------------- ---------------------------
Salomon Smith Barney, Inc.                         388 Greenwich Street
(distributor)                                      New York, New York 10013

------------------------------------------------- ---------------------------
State Street Bank and Trust Company                1776 Heritage Drive
(custodian and fund accounting agent)              North Quincy, MA 02171

------------------------------------------------- ---------------------------
Travelers Bank and Trust, fsb                      125 Broad Street
(transfer agent)                                   New York, New York 10004

------------------------------------------------- ---------------------------

ITEM 29. MANAGEMENT SERVICES.

     Not applicable.

ITEM 30. UNDERTAKINGS.

     Not applicable.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York on the 1st day of July, 2002.

                                        CITIFUNDS TRUST I

                                  By:   /s/ THOMAS C. MANDIA
                                        Thomas C. Mandia
                                        Assistant Secretary

     Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities indicated below on July 1, 2002.


------------------------------------------------------- -----------------------------------------------------
SIGNATURE                                               TITLE
------------------------------------------------------- -----------------------------------------------------

------------------------------------------------------- -----------------------------------------------------

R. JAY GERKEN*                                          President, Principal Executive Officer and
R. JAY GERKEN                                           Trustee
------------------------------------------------------- -----------------------------------------------------

LEWIS E. DAIDONE*                                       Principal Financial Officer and Principal
LEWIS E. DAIDONE                                        Accounting Officer
------------------------------------------------------- -----------------------------------------------------

ELLIOTT J. BERV*                                        Trustee
ELLIOTT J. BERV
------------------------------------------------------- -----------------------------------------------------

DONALD M. CARLTON*                                      Trustee
DONALD M. CARLTON
------------------------------------------------------- -----------------------------------------------------

A. BENTON COCANOUGHER*                                  Trustee
A. BENTON COCANOUGHER
------------------------------------------------------- -----------------------------------------------------

MARK T. FINN*                                           Trustee
MARK T. FINN
------------------------------------------------------- -----------------------------------------------------

STEPHEN RANDOLPH GROSS*                                 Trustee
STEPHEN RANDOLPH GROSS
------------------------------------------------------- -----------------------------------------------------

DIANA R. HARRINGTON*                                    Trustee
DIANA R. HARRINGTON
------------------------------------------------------- -----------------------------------------------------

SUSAN B. KERLEY*                                        Trustee
SUSAN B. KERLEY
------------------------------------------------------- -----------------------------------------------------

HEATH B. MCLENDON*                                      Trustee
HEATH B. MCLENDON
------------------------------------------------------- -----------------------------------------------------

C. OSCAR MORONG, JR.*                                   Trustee
C. OSCAR MORONG, JR.
------------------------------------------------------- -----------------------------------------------------

ALAN G. MERTEN*                                         Trustee
ALAN G. MERTEN
------------------------------------------------------- -----------------------------------------------------

E. RICHARDSON PETTIT*                                   Trustee
E. RICHARDSON PETTIT
------------------------------------------------------- -----------------------------------------------------

WALTER E. ROBB, III*                                    Trustee
WALTER E. ROBB, III
------------------------------------------------------- -----------------------------------------------------


------------------------------------------------------- -----------------------------------------------------
*By:     /s/ THOMAS C. MANDIA
         THOMAS C. MANDIA

EXECUTED BY THOMAS C. MANDIA ON BEHALF OF
THOSE INDICATED PURSUANT TO POWERS
OF ATTORNEY
------------------------------------------------------- -----------------------------------------------------


                                 EXHIBIT INDEX


EXHIBIT
NO.:                         DESCRIPTION:

None